Offerings	Feb. 26, 2026 USD ($) shares uSD / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2019 Equity Incentive Plan, Common Stock, $0.001 per share
Amount Registered | shares	1,484,315
Proposed Maximum Offering Price per Unit | uSD / shares	32.31
Maximum Aggregate Offering Price	$ 47,958,217.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,623.03
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of Common Stock, par value $0.001 per share (“Common Stock”) of Castle Biosciences, Inc. (the “Registrant”) that become issuable under the Registrant’s 2019 Equity Incentive Plan (the “2019 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h)(1) of the Securities Act. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price are calculated using the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Market on February 19, 2026 (the “Average Price”), which date is within five business days prior to the filing of this Registration Statement. Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2019 Plan on January 1, 2026 pursuant to an “evergreen” provision contained in the 2019 Plan. Pursuant to such provision, on January 1st of each year through (and including) January 1, 2029, the number of shares authorized for issuance under the 2019 Plan will be automatically increased by an amount equal to the lesser of: (a) 5% of the total number of shares of capital stock of the Registrant outstanding on December 31 of the preceding calendar year; or (b) such lesser number of shares of Common Stock as the Registrant’s board of directors (the “Board”) may designate prior to the applicable January 1st.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2019 Employee Stock Incentive Plan, Common Stock, $0.001 per share
Amount Registered | shares	296,863
Proposed Maximum Offering Price per Unit | uSD / shares	27.46
Maximum Aggregate Offering Price	$ 8,151,857.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,125.77
Offering Note
Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock of the Registrant that become issuable under the Registrant’s 2019 Employee Stock Purchase Plan (the “2019 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price are calculated on the basis of the Average Price, multiplied by 85% which is the percentage of the price per share applicable to purchases under the 2019 ESPP. Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2019 ESPP on January 1, 2026 pursuant to an “evergreen” provision contained in the 2019 ESPP. Pursuant to such provision, on January 1st of each year through (and including) January 1, 2029, the number of shares authorized for issuance under the 2019 ESPP will be automatically increased by an amount equal to the lesser of: (a) 1% of the total number of shares of capital stock outstanding on December 31 of the preceding calendar year; (b) 411,935 shares; or (c) such lesser number of shares of Common Stock as the Board may designate prior to the applicable January 1st.